Employee Future Benefits - Assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018 age	Dec. 31, 2017
Other, through 2027
Assumed health care cost trend rate
Health care cost escalation(1)(3)	4.50%	4.50%
Maximum age disabled and retired members eligible for benefits	65	65
Percentage of reasonably possible decrease in actuarial assumption	0.30%	0.30%
Other, through 2026
Assumed health care cost trend rate
Health care cost escalation(1)(3)	4.50%	4.50%	4.50%
Maximum age disabled and retired members eligible for benefits	65
Percentage of reasonably possible decrease in actuarial assumption	0.30%	0.30%	0.30%
Other, through 2026 | US plans
Assumed health care cost trend rate
Health care cost escalation(1)(3)	4.50%	4.50%	4.50%
Other, through 2024
Assumed health care cost trend rate
Maximum age disabled and retired members eligible for benefits	65
Other, through 2024 | US plans
Assumed health care cost trend rate
Health care cost escalation(1)(3)			4.50%
Other, through 2024 | Canadian plans
Assumed health care cost trend rate
Health care cost escalation(1)(3)			5.00%
Percentage of reasonably possible decrease in actuarial assumption			0.30%
Accrued Benefit Obligation | Registered
Disclosure of defined benefit plans [line items]
Discount rate	390000.00%	390000.00%	330000.00%
Rate of compensation increase	250000.00%	250000.00%	290000.00%
Assumed health care cost trend rate
Health care cost escalation(1)(3)	0.00%	0.00%	0.00%
Dental care cost escalation	0.00%	0.00%	0.00%
Accrued Benefit Obligation | Supplemental
Disclosure of defined benefit plans [line items]
Discount rate	380000.00%	380000.00%	330000.00%
Rate of compensation increase	300000.00%	300000.00%	300000.00%
Assumed health care cost trend rate
Health care cost escalation(1)(3)	0.00%	0.00%	0.00%
Dental care cost escalation	0.00%	0.00%	0.00%
Accrued Benefit Obligation | Other, through 2027
Disclosure of defined benefit plans [line items]
Discount rate	390000.00%	390000.00%	340000.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Assumed health care cost trend rate
Health care cost escalation(1)(3)	0.00%	0.00%	0.00%
Dental care cost escalation	400000.00%	400000.00%	400000.00%
Other, through 2027 | Registered
Disclosure of defined benefit plans [line items]
Discount rate	330000.00%	330000.00%	370000.00%
Rate of compensation increase	260000.00%	260000.00%	260000.00%
Assumed health care cost trend rate
Health care cost escalation(1)(3)	0.00%	0.00%	0.00%
Dental care cost escalation	0.00%	0.00%	0.00%
Provincial health care premium escalation	0.00%	0.00%	0.00%
Other, through 2027 | Supplemental
Disclosure of defined benefit plans [line items]
Discount rate	330000.00%	330000.00%	360000.00%
Rate of compensation increase	300000.00%	300000.00%	300000.00%
Assumed health care cost trend rate
Health care cost escalation(1)(3)	0.00%	0.00%	0.00%
Dental care cost escalation	0.00%	0.00%	0.00%
Provincial health care premium escalation	0.00%	0.00%	0.00%
Other, through 2027 | Other, through 2027
Disclosure of defined benefit plans [line items]
Discount rate	340000.00%	340000.00%	370000.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Assumed health care cost trend rate
Health care cost escalation(1)(3)	0.00%	0.00%	0.00%
Dental care cost escalation	400000.00%	400000.00%	400000.00%
Provincial health care premium escalation	0.00%	0.00%	0.00%